UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

      Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one.): |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pirate Capital LLC
Address:   200 Connecticut Avenue
           Norwalk, CT  06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson, Jr.

Title: Managing Member

Phone: 203 854-1100

Signature, Place, and Date of Signing:

/s/ Thomas R. Hudson, Jr.       Norwalk, Connecticut            5/14/2007
    [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         16

Form 13F Information Table Value Total:         $915,796
                                                (thousands)

List of Other Included Managers:                None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                 March 31, 2007

Column 1                                 Column 2   Column 3   Column 4       Column 5                       Column 6
------------------------------------------------------------------------------------------------------------------------

                                         TITLE OF                             SHARES OR           PUT/      INVESTMENT
           NAME OF ISSUER                 CLASS      CUSIP    VALUE (000)       PRN AMT  SH/PRN   CALL      DISCRETION
------------------------------------------------------------------------------------------------------------------------

 1 ALLIED DEFENSE GROUP                   common   019118108     10,007       1,170,361    SH             Shared-Defined
 2 ANGELICA CORP                          common   034663104     33,465       1,215,147    SH             Shared-Defined
 3 AQUILA INC                             common   03840P102     73,388      17,556,970    SH             Shared-Defined
 4 BRINK'S CO                             common   109696104    265,616       4,186,230    SH             Shared-Defined
 5 CKE RESTAURANTS, INC                   common   12561E105     76,821       4,073,239    SH             Shared-Defined
 6 CORNELL COMPANIES INC                  common   219141108     12,638         625,000    SH             Shared-Defined
 7 CUTTER & BUCK INC                      common   232217109     17,032       1,437,317    SH             Shared-Defined
 8 DELPHI CORPORATION                     common   247126105     28,888       9,961,547    SH             Shared-Defined
 9 GENCORP INC                            common   368682100     70,044       5,061,000    SH             Shared-Defined
10 HILTON HOTELS CORPORATION              common   432848109     25,172         700,000    SH             Shared-Defined
11 MUELLER WATER PRODUCTS INC             common   624758207     50,100       3,741,606    SH             Shared-Defined
12 NEW ENGLAND REALTY ASSOCIATES LP       common   644206104      2,953          34,741    SH             Shared-Defined
13 PEP BOYS MANNY MOE & JACK              common   713278109    125,441       6,571,017    SH             Shared-Defined
14 PEP BOYS MANNY MOE & JACK              common   713278109      4,773         250,000    SH     CALL    Shared-Defined
15 PW EAGLE INC                           common   69366Y108    112,973       3,419,268    SH             Shared-Defined
16 STARWOOD HOTELS & RESORTS WORLDWIDE    common   85590A401      6,485         100,000    SH             Shared-Defined

                                                              915,796.0

Column 1                                    Column 7                  Column 8
-----------------------------------------------------------------------------------------

                                             OTHER            VOTING AUTHORITY
           NAME OF ISSUER                   MANAGERS          SOLE      SHARED       NONE
-----------------------------------------------------------------------------------------

 1 ALLIED DEFENSE GROUP                       NONE         1,170,361
 2 ANGELICA CORP                              NONE         1,215,147
 3 AQUILA INC                                 NONE        17,556,970
 4 BRINK'S CO                                 NONE         4,186,230
 5 CKE RESTAURANTS, INC                       NONE         4,073,239
 6 CORNELL COMPANIES INC                      NONE           625,000
 7 CUTTER & BUCK INC                          NONE         1,437,317
 8 DELPHI CORPORATION                         NONE         9,961,547
 9 GENCORP INC                                NONE         5,061,000
10 HILTON HOTELS CORPORATION                  NONE           700,000
11 MUELLER WATER PRODUCTS INC                 NONE         3,741,606
12 NEW ENGLAND REALTY ASSOCIATES LP           NONE            34,741
13 PEP BOYS MANNY MOE & JACK                  NONE         6,571,017
14 PEP BOYS MANNY MOE & JACK                  NONE               N/A
15 PW EAGLE INC                               NONE         3,419,268
16 STARWOOD HOTELS & RESORTS WORLDWIDE        NONE           100,000